Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 23,225
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	39
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	2,071
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 91